REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	$ 21,124	$ 7,743
Net income	(219,685)	(7,616)
Assets	571,821	73,009
Liabilities	64,098	42,466
Operating segments | New England
Disclosure of operating segments [line items]
Revenue	9,139	0
Net income	1,403	0
Assets	126,014	1,000
Liabilities	606	0
Operating segments | Mid-Atlantic
Disclosure of operating segments [line items]
Revenue	3,122	0
Net income	14,092	957
Assets	86,561	19,275
Liabilities	1,452	7,008
Operating segments | Midwest
Disclosure of operating segments [line items]
Revenue	20	0
Net income	4	68
Assets	19,677	801
Liabilities	565	558
Operating segments | West
Disclosure of operating segments [line items]
Revenue	8,843	7,743
Net income	(517)	(1,219)
Assets	14,041	4,963
Liabilities	1,502	6,034
Operating segments | South
Disclosure of operating segments [line items]
Revenue	0	0
Net income	0	81
Assets	4	7,929
Liabilities	0	0
Corporate/Eliminations
Disclosure of operating segments [line items]
Revenue	0	0
Net income	(234,667)	(7,503)
Assets	325,524	39,041
Liabilities	$ 59,973	$ 28,866